As filed with the Securities and Exchange                   File No. 33-27247
Commission on February 15, 2002                             File No. 811-5773
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 21

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 27

                             AETNA BALANCED VP, INC.

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
                                 (860) 275-3252

                            Michael Gioffre, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

         X    on May 1, 2002 pursuant to paragraph (a)(1)

                                  PARTS A AND B

The Prospectuses and Statement of Additional Information are incorporated into Parts A and B of this Post-Effective Amendment No. 21 by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on February 15, 2002.

                                     PART C

                                OTHER INFORMATION

Item 23.     Exhibits

    (a)      Articles of Amendment and Restatement*
    (b)      Amended and Restated Bylaws(1)
    (c)      Instruments Defining Rights of Holders(2)
    (d.1)    Investment Management Agreement between Aetna Balanced VP, Inc.
             (Registrant) and ING Pilgrim Investments, LLC. (ING)*
    (d.2)    Subadvisory Agreement between ING, the Registrant and Aeltus
             Investment Management, Inc. (Aeltus)*
    (e)      Distribution Agreement between the Registrant and ING Pilgrim
             Securities, Inc.*
    (f)      Directors' Deferred Compensation Plan(3)
    (g.1)    Custody Agreement between the Registrant and State Street Bank and
             Trust Company*
    (g.2)    Recordkeeping Agreement between State Street Bank and Trust Company and the Registrant*
    (h.1)    Administration Agreement between the Registrant and ING Pilgrim
             Group, LLC and the Registrant*
    (h.2)    License Agreement(4)
    (i)      Opinion and Consent of Counsel*
    (j)      Consent of Independent Auditors*
    (k)      Not applicable
    (l)      Not applicable
    (m)      Distribution Plan*
    (n)      Multiple Class Plan*
    (o)      Not applicable
    (p.1)    Pilgrim Code of Ethics*
    (p.2)    Aeltus Code of Ethics(5)
    (p.3)    Aetna Mutual Funds Code of Ethics(6)
    (q.1)    Power of Attorney (April 4, 2001)(7)
    (q.2)    Authorization for Signatures(8)

*To be filed by Amendment

1. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 33-27247), as filed with the SEC on April 26, 2001.

2. Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 33-27247), as filed with the SEC on June 7, 1996.

3. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No. 33-27247), as filed with the SEC on April 27, 1998.

4. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 33-27247), as filed with the SEC on April 11, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on April 5, 2001.

6. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on August 1, 2000.

7. Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on April 26, 2001.

8. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control

       Registrant is a Maryland corporation for which separate financial statements are filed. As of January 31, 2002, Aetna Life Insurance and Annuity Company (ALIAC), and its affiliates, owned 100% of the Registrant's outstanding voting securities, through direct ownership or through one of ALIAC's separate accounts.

       Aetna is an indirect wholly owned subsidiary of ING Groep N.V.

       A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 25. Indemnification

       Article 8, Section (d) of the Registrant's Articles of Incorporation, which are incorporated herein by reference to Exhibit (a.1) of Post-Effective Amendment No. 12 to Registration Statement on Form N-1A (File No. 33-27247), as filed with the SEC on April 25, 1996, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company which expires on October 1, 2002.

       Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) of Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No. 33-27247), as filed with the SEC on April 27, 1998, provides for indemnification of the Administrator.

       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 26.  Business and Other Connections of Investment Adviser

       The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Aeltus also acts as the investment adviser to certain private accounts.

       The following table summarizes the business connections of the directors and principal officers of the investment adviser.

-------------------------------------------------------------------------------------------------------------------
Name                         Positions and Offices         Other Principal Position(s) Held
                             with Investment Adviser       Since Dec. 31, 1999/Addresses
-------------------------------------------------------------------------------------------------------------------

J. Scott Fox*                Director, President, Chief    President (since April 2001), Director, Chief
                             Operating Officer, Chief      Operating Officer and Chief Financial Officer (since
                             Financial Officer             May 1996), Managing Director (May 1996 to April 2001)
                                                           - Aeltus Trust Company; Executive Vice President
                                                           (since April 2001), Director, Chief Operating
                                                           Officer, Chief Financial Officer (since February 1995),
                                                           Managing Director (February 1995 to April 2001)
                                                           - Aeltus Capital, Inc.

Thomas J. McInerney**        Director                      General Manager and Chief Executive Officer (Since
                                                           December 2000) - ING U.S. Worksite Financial Services;
                                                           Director and President (September 1997 to May 2000)
                                                           and (Since September 2000) - Aetna Life Insurance and
                                                           Annuity Company; Executive Vice President (August 1997
                                                           to December 2000) - Aetna Inc.

John G. Turner***            Director                      President (January 2002 to present) - Turner
                                                           Investment Company; Vice Chairman (September 2000 to
                                                           December 2001) - ING Americas; Chairman and Chief
                                                           Executive Officer (July 1993 to September 2000) -
                                                           ReliaStar.

Stephanie A. DeSisto*        Senior Vice President         Senior Vice President (since April 2001), Vice
                                                           President (April 2000 to April 2001) - Aeltus Trust
                                                           Company.

Michael Gioffre*             Senior Vice President,        Senior Vice President (since April 2001), Assistant
                             Assistant General Counsel     General Counsel and Secretary (since July 2000) -
                             and Secretary                 Aeltus Capital, Inc.; Senior Vice President (since
                                                           April 2001), Assistant General Counsel and Secretary
                                                           (since July 2000) - Aeltus Trust Company; Assistant
                                                           Secretary (January 2000 to July 2000) - Aeltus Trust
                                                           Company; Counsel (May 1998 to July 2000) - Aetna
                                                           Financial Services, Inc.

Brian K. Kawakami*           Senior Vice President,        Senior Vice President (since April 2001), Chief
                             Chief Compliance Officer      Compliance Officer & Director (since January 1996) -
                                                           Aeltus Trust Company; Senior Vice President (April
                                                           2001),Chief Compliance Officer (since August 1993) -
                                                           Aeltus Capital, Inc.

-------------------------------------------------------------------------------------------------------------------
Name                         Positions and Offices         Other Principal Position(s) Held
                             with Investment Adviser       Since Dec. 31, 1999/Addresses
-------------------------------------------------------------------------------------------------------------------
Neil Kochen*                 Executive Vice President,     Executive Vice President, Chief Investment Officer
                             Equity Investments            (since April 2001), Managing Director (April 1996 to
                                                           April 2001) - Aeltus Trust Company; Executive Vice
                                                           President (since April 2001), Managing Director
                                                           (August 1996 to April 2001) - Aeltus Capital, Inc.

L. Charles Meythaler*        Executive Vice President,     Executive Vice President (since April 2001), Director
                             Institutional Marketing       (since July 1997) - Aeltus Trust Company; Managing
                             and Sales                     Director (June 1997 to April 2001) - Aeltus Trust
                                                           Company.

       * The principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602.

      ** The principal business address of Mr. McInerney is 151 Farmington
         Avenue, Hartford, Connecticut 06156.

     *** The principal business address of Mr. Turner is 20 Washington Avenue
         South, Minneapolis, Minnesota 55401.

Item 27. Principal Underwriters

       (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., Aetna Series Fund, Inc., Pilgrim Funds Trust, Pilgrim Mutual Funds; Pilgrim Equity Trust; Pilgrim Advisory Funds, Inc.; Pilgrim Investment Funds, Inc.; Pilgrim Financial Services Fund, Inc.; Pilgrim Prime Rate Trust; Pilgrim SmallCap Opportunities Fund; Pilgrim Growth Opportunities Fund; Pilgrim Mayflower Trust; Pilgrim GNMA Income Fund, Inc.; Pilgrim Precious Metals Fund, Inc.; Pilgrim Growth and Income Fund, Inc.; Pilgrim International Fund, Inc.; Pilgrim Russia Fund, Inc; Lexington Money Market Trust; and Pilgrim Senior Income Fund.

       (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the U.S. Securities and Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

       (c)    Not applicable.

Item 28. Location of Accounts and Records

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29. Management Services

       Not applicable.

Item 30. Undertakings

       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Balanced VP, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 15th day of February 2002.


                                                AETNA BALANCED VP, INC.
                                            -----------------------------------
                                                Registrant


                                            By    J. Scott Fox*
                                               --------------------------------
                                                  J. Scott Fox
                                                  President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                          Title                                 Date
---------                          -----                                 ----

J. Scott Fox *                     President and Director          )
-----------------------------      (Principal Executive Officer)   )
J. Scott Fox
                                                                   )
Albert E. DePrince, Jr.*           Director                        )
-----------------------------
Albert E. DePrince, Jr.                                            )
                                                                   )
Maria T. Fighetti *                Director                        )
-----------------------------
Maria T. Fighetti                                                  )
                                                                   )
David L. Grove *                   Director                        )
-----------------------------
David L. Grove                                                     )    February
                                                                   )    15, 2002
Sidney Koch *                      Director                        )
-----------------------------
Sidney Koch                                                        )
                                                                   )
Corine T. Norgaard*               Director                         )
-----------------------------
Corine T. Norgaard                                                 )
                                                                   )
Richard G. Scheide*               Director                         )
-----------------------------
Richard G. Scheide                                                 )
                                                                   )

John G. Turner*                   Director                         )
John G. Turner                                                     )
                                                                   )
Stephanie A. DeSisto*             Treasurer and Chief              )
-----------------------------     Financial Officer (Principal     )
Stephanie A. DeSisto              Financial and Accounting Officer))

By: /s/ Michael Gioffre
   --------------------------
       *Michael Gioffre
        Attorney-in-Fact

    *Executed pursuant to Power of Attorney dated April 4, 2001 and filed with the Securities and Exchange Commission on April 26, 2001.

                             Aetna Balanced VP, Inc.
                                  EXHIBIT INDEX


Exhibit No.                          Exhibit                             Page
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